Warrant liabilities - Narrative (Details) € / shares in Units, € in Thousands				1 Months Ended	12 Months Ended
	Oct. 18, 2023 EUR (€) warrants € / shares shares	Oct. 03, 2023 EUR (€) warrants € / shares shares	Apr. 15, 2022 EUR (€) shares € / shares	Oct. 18, 2023 shares € / shares	Dec. 31, 2023 EUR (€) warrants € / shares shares	Dec. 31, 2022 shares warrants € / shares	Dec. 31, 2022 EUR (€) warrants € / shares	Dec. 31, 2022 warrants € / shares	Dec. 31, 2021 EUR (€) warrants	Dec. 31, 2023 warrants $ / shares shares	Aug. 25, 2023	Mar. 22, 2022 € / shares	Mar. 16, 2022 € / shares shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares													1
Par value per share (in EUR per share) | € / shares			€ 0.12			€ 0.12	€ 0.12	€ 0.12				€ 0.12	€ 0.12
Share price calculation, trailing days					10 days
Number of warrants exercised | shares		2,996,918
Fair value (loss) gain related to the warrant liabilities					€ (6,273)		€ 27,103		€ 0
Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Par value per share (in EUR per share) | € / shares					€ 0.12	€ 0.12	€ 0.12	€ 0.12
Number of warrants exercised | shares	159,413
Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants assumed on transaction date (shares) | warrants								23,159,948
Warrants assumed on Transaction date							€ 42,253
Warrants outstanding (shares) | warrants					0	13,799,948	13,799,948	13,799,948	0	0
Warrants exercised	€ 271	€ 7,298			€ 7,569		€ 13,854
Public Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants assumed on transaction date (shares)	770,110	13,029,838		13,799,948		13,799,948		13,799,948
Warrants assumed on Transaction date							€ 21,260
Warrants outstanding (shares) | warrants					0	13,799,948	13,799,948	13,799,948	0	0
Par value per share (in EUR per share) | € / shares	€ 0.12	€ 0.12		€ 0.12
Warrants exercise period from date of transaction					30 days
Percentage of outstanding warrants		94.30%
Warrants exercised					€ 7,569		€ 0
Public Warrants | Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares					1					1
Class of warrant or right, exercise price of warrants or rights (in USD per share or EUR per share) | (per share)					€ 10.80					$ 11.50
Warrants lock in period from date of business combination					30 days
Warrants exchange ordinary shares ratio		0.23
Warrants exchange ordinary shares outstanding ratio											0.207
Number of warrants exercised | shares	299
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants assumed on transaction date (shares)						9,360,000		9,360,000
Warrants assumed on Transaction date							€ 20,993
Warrants outstanding (shares) | warrants					0	0	0	0	0	0
Warrants exercised					€ 0		€ 13,854
Private Placement Warrants | Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Par value per share (in EUR per share) | € / shares					€ 0.12
Shares issued on exercise of warrants (in shares) | shares			1,334,949
Fair value of warrants exercised			€ 13,854